Financial Assets Measured at Fair Value through Profit and Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Assets Measured at Fair Value through Profit and Loss [Line Items]
Cash consideration		$ 1,785
Unique Fire Holdings Berhad [Member]
Financial Assets Measured at Fair Value through Profit and Loss [Line Items]
Equity investment amount	$ 1,785
Zero Carbon Farms Ltd [Member]
Financial Assets Measured at Fair Value through Profit and Loss [Line Items]
Equity investment amount	$ 14,498
Impairment loss		$ 14,498